OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other receivables

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Financial assets
Loans to an unrelated company (i)	83,600	—	—
Deposits	790	3	—
Others	1,000	—	—
Financials asset	85,390	3	—

Staff advance	237	12	3
Others	90	3	—
Total amount	327	15	3

Impairment allowance	(2,984)	—	—

Total	82,733	18	3

(i)	The balance as of December 31, 2022 consisted of a loan in the amount of CNY80,000 (US$11,599) and the corresponding interest receivable amounted to CNY 3,600 (US$521) from Shenzhen Qianhai, a subsidiary of the Company, to an unrelated company, Shenzhen Chaopeng Investment Co., Ltd. The loan was originally provided on June 30, 2021, and will mature in one year. On June 30, 2022, the loan was extended for another year to June 30, 2023. The loan is interest-bearing at a rate of 9% per annum and guaranteed by Shenzhen Feishang Investment Co., Limited, a company unrelated to the Group. During year 2023, the loan was derecognized as it was part of the wastewater treatment segment which was disposed by the Company (Note 3).

Schedule of movements in the loss allowance for other receivables

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Beginning of the year	239	2,984	423
Provision for expected credit losses, net	2,745	6,003	848
Disposal of PSTT	—	(8,987)	(1,271)

End of the year	2,984	—	—